Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 353,000,000	$ 359,000,000	$ 228,000,000
Percentage of discount on market price of share for share based payments	10.00%
Share-based compensation number of shares issued | shares	1,934,000,000	1,934,000,000	1,606,000,000
Stock options granted	1,251,602
Fair value of stock options granted	$ 16.92	$ 19.94	$ 17.40
Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Five-year
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Vest after 5 years
Exercise period of stock options	5 years
Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of stock options	10 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Five-year
Share-based compensation number of shares issued | shares	1,500,000	300,000
Share-based compensation grant date fair value	$ 158,000,000	$ 31,000,000
Long Term Incentive Stock Option Plan [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	200,000	200,000
Fair value of stock options granted	$ 4,000,000	$ 4,000,000
Matching shares Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	3
Long Term Incentive Warrant Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	One to three years